Debt With Related Parties - Disclosure of Related Parties (Details) $ in Thousands	Sep. 30, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)		Oct. 23, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($) [3]	Jun. 30, 2020 USD ($)	Aug. 09, 2017 USD ($)	Nov. 30, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Senior notes		$ 449,716	$ 100,397,329,000	[1]		$ 445,281
Related parties
Disclosure of transactions between related parties [line items]
Senior notes			100,397,329,000	[2]			$ 100,397,329,000
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes	0	4,178,912				4,118,396
Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	0	4,158,458	94,747,329,000	[2]		4,098,238	94,747,329,000
2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes	0	213,387				208,469
2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	0	179,245	5,000,000,000	[2]		175,114	5,000,000,000
2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes	0	17,867				17,597
2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	0	2,749	$ 650,000,000	[2]		2,707	$ 650,000,000
BBB Foods Inc. shareholders | Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes					$ 4,100,000					$ 94,747,329
BBB Foods Inc. shareholders | Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	0	1,122,056				1,105,807
BBB Foods Inc. shareholders | 2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes									$ 5,000,000
BBB Foods Inc. shareholders | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	0	59,748				58,371
BBB Foods Inc. shareholders | 2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes					$ 20,000			$ 650,000
BBB Foods Inc. shareholders | 2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		2,749				2,707
Investment fund related to QSBBB | Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	0	3,035,234				2,991,279
Key management personnel | Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	0	1,168				1,152
Key management personnel | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	0	104,559				102,150
Close family member of key management | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	0	10,670				10,424
Other related parties | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes	$ 0	$ 4,268				$ 4,169

[1]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
[2]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
[3]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.